Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined federal and provincial rate	27.00%	27.00%
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 595.7	$ 173.2